Supplemental Disclosure of Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2016
Supplemental Disclosure of Cash Flow Information
	Year ended
	December 31,	December 31,	December 31,
	2016	2015	2014
	(in thousands)

Cash paid for interest	$13,615	$2,175	$533
Cash paid for income taxes	$10,205	$14,829	$17,829